Acquisition - Assets Acquired and Liabilities Assumed (Details) $ in Thousands		3 Months Ended
	Mar. 01, 2021 USD ($) store state	Mar. 31, 2021 USD ($) store state	Dec. 31, 2020 USD ($)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Goodwill		$ 19,235	$ 504
TLA
Business Acquisition [Line Items]
Percentage acquired	100.00%	100.00%
Number of stores | store	41	41
Number of states | state	5	5
Liability offset period		4 years
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Cash		$ 1,823
Accounts receivable		159
Inventory		5,364
Prepaid expenses and other current assets		330
Property and equipment		2,214
Other noncurrent assets		245
Accounts payable		(1,590)
Accrued salaries, wages, and employee benefits		(517)
Other current liabilities		(3,960)
Deferred revenue		(1,276)
Deferred tax liability		(108)
Unfavorable leasehold interest		(770)
Total net assets		1,914
Total intangible assets		4,100
Net assets acquired		6,014
Purchase consideration	$ 24,700	24,745
Goodwill		18,731
TLA | Trade names
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Total intangible assets		$ 4,100